Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Goodwill
Balance as of January 1	¥ 59,581		¥ 66,506
Increase in goodwill related to acquisition	508,535		24
Foreign currency translation difference	(935)		(6,949)
Impairment of goodwill	0		0	¥ 0
Balance as of December 31	567,181	$ 81,106	59,581	66,506
Core Markets
Goodwill
Balance as of January 1	59,581		66,506
Increase in goodwill related to acquisition			24
Foreign currency translation difference	(935)		(6,949)
Balance as of December 31	58,646		¥ 59,581	¥ 66,506
Europe Acquisition
Goodwill
Increase in goodwill related to acquisition	508,535
Balance as of December 31	¥ 508,535